Segments and Foreign Operations (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Financial Information by Segments

Financial information for the Company’s segments is presented below. Unallocated corporate expenses primarily consist of general and administrative functions performed on a company-wide basis and benefiting all segments. These costs include accounting, financial reporting, internal audit, treasury, corporate and securities law, tax compliance, executive management and board of directors. Corporate assets are all assets of the Company not directly associated with a segment, and consist primarily of cash and deferred income taxes.

	Years Ended January 31,
(in thousands)	2013	2012	2011
Revenues
Water Resources	$214,091	$214,625	$193,001
Inliner	133,256	132,108	116,566
Heavy Civil	278,131	343,760	353,304
Geoconstruction	133,247	89,210	77,969
Mineral Exploration	302,119	322,100	249,705
Energy Services	5,885	4,214	3,209
Other	11,509	8,992	8,272
Intersegment Eliminations	(9,112)	(8,991)	(8,268)

Total revenues	$1,069,126	$1,106,018	$993,758

Equity in earnings of affiliates
Geoconstruction	$3,872	$3,345	$517
Mineral Exploration	16,700	21,302	12,636

Total equity in earnings of affiliates	$20,572	$24,647	$13,153

Income (loss) from continuing operations before income taxes
Water Resources	$(1,290)	$(18,095)	$4,376
Inliner	9,936	(13,236)	9,426
Heavy Civil	(32,308)	(61,649)	9,637
Geoconstruction	517	12,828	11,708
Mineral Exploration	49,406	71,552	45,457
Energy Services	(7,444)	(4,887)	(92)
Other	126	671	(185)
Unallocated corporate expenses	(36,009)	(30,866)	(30,224)
Interest expense	(4,309)	(2,357)	(1,594)

Total (loss) income from continuing operations before income taxes	$(21,375)	$(46,039)	$48,509

Investment in affiliates
Geoconstruction	$384	$20,011	$16,666
Mineral Exploration	77,906	68,286	52,486

Total investment in affiliates	$78,290	$88,297	$69,152

	As of and Years Ended January 31,
(in thousands)	2013	2012	2011
Revenues by product line
Water systems	$219,693	$208,558	$181,281
Water treatment technologies	47,778	44,670	42,962
Sewer rehabilitation	133,256	132,108	116,757
Water and wastewater plant construction	129,446	200,513	237,360
Pipeline construction	108,408	112,446	85,486
Soil stabilization	167,711	115,402	100,685
Environmental and specialty drilling	7,246	17,902	14,312
Exploration drilling	249,247	271,442	201,479
Energy Services and other	6,341	2,977	13,436

Total revenues by product line	$1,069,126	$1,106,018	$993,758

Capital expenditures
Water Resources	$22,446	$23,733	$17,107
Inliner	4,309	3,218	2,938
Heavy Civil	1,199	5,413	4,302
Geoconstruction	13,391	8,240	3,242
Mineral Exploration	25,661	20,958	30,733
Energy Services	5,169	1,030	515
Other	—	1,499	2,197
Discontinued operations	1,729	4,172	3,298
Corporate	3,599	2,563	2,871

Total capital expenditures	$77,503	$70,826	$67,203

Depreciation and amortization
Water Resources	$8,126	$7,740	$8,182
Inliner	2,647	2,880	2,332
Heavy Civil	7,096	7,389	7,095
Geoconstruction	11,413	8,819	3,619
Mineral Exploration	25,950	21,227	17,059
Energy Services	550	3,418	331
Other	—	1,963	4,382
Corporate	5,376	2,204	1,604

Total depreciation and amortization	$61,158	$55,640	$44,604

Assets
Water Resources	$119,281	$147,279	$127,243
Inliner	67,027	61,601	46,262
Heavy Civil	114,361	123,475	187,333
Geoconstruction	170,064	113,612	118,805
Mineral Exploration	243,383	245,601	204,119
Energy Services	6,470	5,561	7,281
Other	2,193	9,488	9,247
Discontinued operations	3,592	56,728	68,731
Corporate	85,855	42,491	47,631

Total assets	$812,226	$805,836	$816,652

Schedule of Financial Information by Geographic Information

	As of and Years Ended January 31,
(in thousands)	2013	2012	2011
Geographic Information:
Revenues
United States	$832,839	$871,017	$826,318
Africa/Australia	88,888	110,012	79,546
Mexico	69,970	58,166	43,734
Other foreign	77,429	66,823	44,160

Total revenues	$1,069,126	$1,106,018	$993,758

Property and equipment, net
United States	$177,198	$231,838	$215,966
Africa/Australia	29,875	24,900	24,749
Mexico	10,582	9,559	9,311
Other foreign	48,885	11,060	9,830

Total property and equipment, net	$266,540	$277,357	$259,856

Summary of Revised Capital Expenditures by Reporting Segment

In connection with the revision of the Company’s reportable segments, the Company determined it had made an immaterial error in the summary of the capital expenditures by reporting segment for the year ended January 31, 2013. The error did not have an impact on the capital expenditure total, nor did it impact the consolidated balance sheet, statement of operations, statement of comprehensive (loss) income or cash flows. The table below illustrates the restatement amounts as well as the reclassifications due to our change of operating responsibility as previously discussed.

(in thousands)	As Reported 2013	Restatement Adjustments	Adjusted for restatement 2013	Reclassifications	As restated and reclassified 2013
Water Resources	$36,077	$7,379	$28,698	(6,252)	$22,446
Inliner	2,579	(1,730)	4,309	—	4,309
Heavy Civil	1,088	(111)	1,199	—	1,199
Geoconstruction	6,760	(6,631)	13,391	—	13,391
Mineral Exploration	24,682	5,258	19,424	6,237	25,661
Energy Services	—	—	—	5,169	5,169
Other	1,650	(3,561)	5,211	(5,211)	—
Discontinued operations	1,672	—	1,672	57	1,729
Corporate	2,995	(604)	3,599	—	3,599

Total capital expenditures	$77,503	$—	$77,503	—	$77,503